Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO Dividend and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO RAE Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO RAE Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO RAE Global ex-US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO RAE International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO RAE US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO RAE US Small Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the
REALPATH
®
Blend Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional
Infor
mation dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO REALPATH
®
Blend Income Fund, PIMCO REALPATH
®
Blend 2025 Fund, PIMCO REALPATH
®
Blend 2030 Fund, PIMCO REALPATH
®
Blend 2035 Fund, PIMCO REALPATH
®
Blend 2040 Fund, PIMCO REALPATH
®
Blend 2045 Fund, PIMCO REALPATH
®
Blend 2050 Fund, PIMCO REALPATH
®
Blend 2055 Fund and PIMCO REALPATH
®
Blend 2060 Fund (each, a “Fund”)
Effective November 1, 2021, the supervisory and administrative fee for Class A shares of each Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of each Fund.
Accordingly, effective November 1, 2021, in the Prospectus, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the tables in the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective November 1, 2021, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.